       JULY 19, 2001 SUPPLEMENT TO THE MAY 1, 2001 STATEMENT OF ADDITIONAL
            INFORMATION FOR THE TRAVELERS SEPARATE ACCOUNT TM II FOR
                     VARIABLE ANNUITIES: TRAVELERS MARQUIS
                                    PORTFOLIO

The following information supplements the NonStandardized Performance Update Chart in the Performance Information section:

                                TRAVELERS MARQUIS
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                                                                   Standard Death Benefit
                                                          --------------------------------------------------------------
                                                          Inception                                             Since
                                                            Date #      YTD     1 Year    3 Years    5 Years  Inception
------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares       1/2/97    -11.13%   -11.13%    17.66%       -      16.76%
------------------------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities Portfolio       2/7/97     7.18%     7.18%     11.09%       -      11.23%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares           4/30/99    22.38%    22.38%       -          -      14.30%
------------------------------------------------------------------------------------------------------------------------
Smith Barney Mid Cap Core Portfolio                        11/1/99    15.92%    15.92%       -          -      29.46%
------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B                6/26/92    -18.18%   -18.18%    15.63%    19.65%    18.24%
------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio - Class B                6/1/99    11.67%    11.67%       -          -       7.76%
------------------------------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                         5/5/93    -16.08%   -16.08%    11.72%    13.90%    15.34%
------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                  6/20/94    -19.60%   -19.60%    9.86%     16.41%    18.06%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2           12/29/98    4.73%     4.73%       -          -      25.25%
------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                              8/30/96    -21.47%   -21.47%    21.66%       -      20.66%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares                9/28/00       -         -         -          -      -28.51%
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                     2/17/98    16.26%    16.26%       -          -      18.35%
------------------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                        10/16/91   -2.09%    -2.09%     8.44%     13.30%    11.12%
------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                   12/3/93    18.45%    18.45%     13.60%    15.72%    15.51%
------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio                        7/3/95    -11.81%   -11.81%    33.79%    26.58%    27.34%
------------------------------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC INCOME
------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio                          12/31/97    8.33%     8.33%     4.18%        -       4.18%
------------------------------------------------------------------------------------------------------------------------


                                                                      Enhanced Death Benefit
                                                         --------------------------------------------------
                                                                                                   Since
                                                            YTD     1 Year    3 Years   5 Years  Inception
-----------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:
-----------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares    -11.26%-   -11.26%   17.48%       -      16.58%
-----------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities Portfolio      7.02%     7.02%    10.92%       -      11.06%
-----------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares          22.19%    22.19%       -         -      14.12%
-----------------------------------------------------------------------------------------------------------
Smith Barney Mid Cap Core Portfolio                       15.75%    15.75%       -         -      29.27%
-----------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B               -18.30%   -18.30%   15.46%    19.47%    18.06%
-----------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio - Class B              11.52%    11.52%       -         -       7.61%
-----------------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC PORTFOLIOS
-----------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                       -16.21%   -16.21%   11.56%    13.73%    15.16%
-----------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                 -19.72%   -19.72%    9.70%    16.24%    17.90%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2           4.58%     4.58%       -         -      25.06%
-----------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                             -21.59%   -21.59%   21.49%       -      20.52%
-----------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares                  -         -         -         -      -28.53%
-----------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                    16.09%    16.09%       -         -      18.17%
-----------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                       -2.23%    -2.23%     8.28%    13.13%    10.95%
-----------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                  18.28%    18.28%    13.43%    15.55%    15.33%
-----------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio                      -11.95%   -11.95%   33.58%    26.39%    27.15%
-----------------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC INCOME
-----------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio                          8.17%     8.17%     4.03%       -       4.03%
-----------------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations.